FIXED ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fixed Assets
Schedule of Fixed assets

	2023	2022
Leasehold Improvements	195,241	224,132
Machinery and Equipment	285,551	278,551
Vehicles	110,742	110,274
Total Fixed Assets	591,534	612,957
Accumulated Depreciation	(322,485)	(314,151)
Fixed Assets, Net	$269,049	$298,806

	2021	2020
Leasehold Improvements	224,132	-
Machinery and Equipment	278,551	246,974
Vehicles	110,274	131,775
Total Fixed Assets	612,957	378,749
Accumulated Depreciation	(314,151)	(245,947)
Fixed Assets, Net	$298,806	$132,802